Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
MOSAIC INVESTMENT PLAN
Plan No.  004
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

		Current
Identify of issuer	Description	Value**
Mosaic Master Trust	Plan's interest in Master Trust	$912,255,486
Notes receivable from participants *	Participant loans due through January 2031 with interest rates ranging from 4.25% to 9.5%.	7,032,204
		$919,287,690

*    Indicates party-in-interest to the Plan.
**    Historical cost is not required for participant directed accounts.
See accompanying report of independent registered public accounting firm.